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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21409



                   Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.



Pioneer Municipal High Income Advantage Trust

SCHEDULE OF INVESTMENTS 12/31/04 (unaudited)


                   S&P/
   Principal       Moody's
    Amount         Ratings                                                                   Value
                                  TAX-EXEMPT OBLIGATIONS - 142.3% of Net Assets
                                  Alabama - 2.2%
 $      5,000,000  AAA/Aaa        Birmingham Alabama Waterworks & Sewer Revenue, 5.0%,  $            5,062,450
         3,450,000 NR/NR          Huntsville Carlton Cove Alabama Special Care Faciliti               2,090,079
                                                                                        $            7,152,529
                                  Alaska - 4.0%
       12,500,000  AAA/Aaa        Alaska State Housing Finance Corp., 6.0%, 6/1/49      $          13,057,250

                                  Arizona - 5.4%
         5,000,000 NR/NR          Casa Grande Industrial Development Authority, Hospita $            5,278,750
         3,130,000 B-/NR          Coconino County Arizona Pollution Control Corp., Reve               2,973,218
         1,615,000 B-/NR          Coconino County Arizona Pollution Control Corp., Reve               1,644,732
         5,000,000 B-/Ca          Gila County Industrial Development Authority Revenue,               4,146,050
         1,000,000 NR/Baa3        Pima County Industrial Development Authority, 6.3%, 7               1,621,967
         1,570,000 NR/Baa3        Pima County Industrial Development Authority, 6.75%,                1,011,460
         1,000,000 NR/NR          Pima County Industrial Development Authority, 7.5%, 7               1,007,750
                                                                                        $          17,683,927

                                  California - 5.1%
         2,680,000 BBB/Baa3       Golden State Tobacco Securitization Corp., 6.75%, 6/1 $            2,681,501
       14,000,000  B+/NR          Valley Health System Hospital Revenue,  6.875%, 5/15/             14,009,520
                                                                                        $          16,691,021

                                  Colorado - 2.1%
         2,850,000 BBB/Baa3       Denver Health & Hospital Authority Healthcare Revenue $            2,970,983
         3,650,000 BB+/Ba1        Northwest Parkway Public Highway Authority, 7.125%, 6               3,975,215
                                                                                        $            6,946,198

                                  Connecticut - 0.3%
         1,000,000 BB+/NR         Mohegan Tribe Indians Gaming Authority, 5.25%, 1/1/33 $               980,170

                                  District of Columbia - 2.0%
         2,700,000 BBB/Baa3       District of Columbia Tobacco Settlement Financing Cor $            2,611,629
         4,000,000 BBB/Baa3       District of Columbia Tobacco Settlement Financing Cor               3,967,640
                                                                                        $            6,579,269

                                  Florida - 6.8%
         1,000,000 NR/NR          Capital Trust Agency Revenue, 8.95%, 10/1/33          $            1,137,450
         2,500,000 BBB-/Baa2      Hillsborough County Florida Industrial Development Authority Pollution
                                     Control Revenue, 5.1%, 10/1/13                                   2,584,650
         4,500,000 BBB-/Baa2      Hillsborough County Florida Industrial Development Authority Pollution
                                     Control Revenue, 5.5%, 10/1/23                                   4,547,070
         2,000,000 NR/NR          Hillsborough County Florida Industrial Development Authority Pollution
                                     Control Revenue, 6.75%, 7/1/29                                   1,817,420
            500,000BB/NR          Miami Beach Health Facilities Authority, 5.375%, 11/1                  457,680
         1,500,000 BB/Ba2         Miami Beach Health Facilities Authority, 6.7%, 11/15/               1,595,130
       10,000,000  AAA/Aaa        Miami-Dade County Aviation Revenue, 5.0%, 10/1/37                 10,198,000
                                                                                        $          22,337,400

                                  Georgia - 2.7%
         2,500,000 NR/NR          Brunswick & Glynn County Development Authority Revenu $            2,485,525
         1,065,000 NR/Ba3         Effingham County Industrial Development Authority, 6.               1,118,112
            450,000CC/Ca          Fulton County Development Authority Special Facilitie                  229,500
         5,500,000 CC/Ca          Fulton County Development Authority Special Facilitie               3,327,500
         1,650,000 NR/NR          Savannah Georgia Economic Development Authority Reven               1,684,452
                                                                                        $            8,845,089

                                  Guam - 1.6%
         5,000,000 B+/Ba3         Northern Mariana Islands, 6.75%, 10/1/33              $            5,148,250

                                  Idaho - 2.4%
         2,000,000 BB+/Ba3        Power County Industrial Development Corp., 6.45%, 8/1 $            2,050,520
         5,920,000 BB+/Ba3        Power County Pollution Control Revenue, 5.625% 10/1/1               5,958,835
                                                                                        $            8,009,355

                                  Illinois - 4.9%
 $      4,000,000  NR/NR          Centerpoint Intermodal Center, 8.0%, 6/15/23 (144A)   $            3,895,840
         2,340,000 NR/Baa2        Illinois Educational Facilities Authority Student Hou         2,418,975
         1,645,000 BB+/NR         Illinois Health Facilities Authority Revenue, 5.5%, 1         1,474,216
         1,650,000 NR/B2          Illinois Health Facilities Authority Revenue, 6.7%, 3         1,449,591
         2,400,000 NR/B2          Illinois Health Facilities Authority Revenue, 6.75%,          2,057,976
         1,500,000 NR/NR          Illinois Health Facilities Authority Revenue, 6.9%, 1         1,515,855
         4,300,000 CC/Caa1        Illinois Health Facilities Authority Revenue, 7.0%, 1         3,472,422
                                                                                        $          16,284,875

                                  Indiana - 5.6%
         1,200,000 B/Caa2         Indiana State Development Finance Authority Pollution               1,248,408
       10,000,000  CCC/Caa2       Indiana State Development Finance Authority Revenue,  $          10,137,300
         5,000,000 NR/Ba3         Jasper County Industrial Economic Development Revenue               4,829,200
         2,385,000 NR/NR          Vincennes Industrial Economic Development Revenue, 6.               2,283,685
                                                                                        $          18,498,593

                                  Kansas - 1.6%
         4,640,000 AAA/Aaa        Wyandotte County Unified Government Utility System Re $            5,453,160

                                  Kentucky - 1.4%
            500,000BB-/NR         Kentucky Economic Development Finance Authority Hospi $               503,260
         4,400,000 BB-/NR         Kentucky Economic Development Finance Authority Hospi               4,164,996
                                                                                        $            4,668,256
                                  Louisiana - 2.8%
            750,000BBB+/NR        Opelousas Louisiana General Hospital Authority Revenu $               772,035
         9,415,000 BBB/Baa3       Tobacco Settlement Financing Corp., 5.875%, 5/15/39                 8,444,314
                                                                                        $            9,216,349
                                  Massachusetts - 8.0%
         3,900,000 AAA/Aaa        Lynn Massachusetts Water & Sewer Commission General R $            4,007,718
         2,195,000 BBB-/Baa2      Massachusetts Health & Educational Facilities Authori               2,101,471
         1,000,000 BBB-/Baa2      Massachusetts Health & Educational Facilities Authori               1,047,770
         1,740,000 BB/NR          Massachusetts State Development Finance Agency, 5.25%               1,600,452
         1,990,000 NR/Ba2         Massachusetts State Development Finance Agency, 6.0%,               1,928,549
         4,900,000 NR/NR          Massachusetts State Development Finance Agency, 7.1%,               4,801,510
       10,760,000  AA-/Aa3        Massachusetts State Housing Finance Agency, 5.35%, 12             10,872,765
                                                                                        $          26,360,235
                                  Michigan - 3.5%
         3,000,000 BBB/Baa2       Delta County Michigan Economic Development Corp., 6.2 $            3,208,500
         3,000,000 BB/NR          Macomb County Hospital Finance Authority, 5.875%, 11/               2,891,520
         1,000,000 NR/NR          Michigan State Strategic Fund Solidwaste Disposal Rev               1,040,210
         2,000,000 NR/NR          Wayne Charter County Michigan Special Airport Facilit               1,553,020
         3,405,000 NR/NR          Wayne Charter County Michigan Special Airport Facilit               2,976,106
                                                                                        $          11,669,356

                                  Minnesota - 1.3%
         4,800,000 NR/NR          Minneapolis/St. Paul Metropolitan Airports, 7.0%, 4/1 $            4,326,144

                                  Nevada - 3.8%
         2,000,000 AAA/Aaa        Clark County School District, 5.0%, 6/15/17           $            2,180,040
         2,425,000 B-/NR          Clark County Industrial Development Revenue, 5.5%, 10               2,340,658
         5,000,000 B-/NR          Clark County Industrial Development Revenue, 5.9%, 11               4,962,350
         1,600,000 NR/NR          Nevada State Department of  Business & Industry, 7.25               1,629,168
         1,000,000 NR/NR          Nevada State Department of  Business & Industry, 7.37               1,018,210
            500,000NR/NR          Nevada State Department of  Business & Industry, 7.37                  510,765
                                                                                        $          12,641,191

                                  New Hampshire - 1.6%
         1,000,000 A/NR           New Hampshire Health & Educational Facilities Authori $            1,017,880
         1,125,000 NR/NR          New Hampshire Health & Educational Facilities Authori               1,145,553
         3,000,000 NR/NR          New Hampshire Higher Educational & Health Facilities                3,002,550
                                                                                        $            5,165,983

                                  New Jersey - 5.6%
 $         515,000 B/Caa2         New Jersey Economic Development Authority Revenue, 6. $               437,812
         5,000,000 B/Caa2         New Jersey Economic Development Authority Revenue, 6.               4,063,000
            750,000B/Caa2         New Jersey Economic Development Authority Revenue, 6.                  695,467
         2,500,000 BBB/Baa1       New Jersey Health Care Facilities Financing Authority               2,570,375
         1,420,000 CCC/B3         New Jersey Health Care Facilities Financing Authority               1,409,804
         1,000,000 BBB/Baa3       Tobacco Settlement Financing Corp., 6.25%, 6/1/43                      930,350
         3,250,000 BBB/Baa3       Tobacco Settlement Financing Corp., 6.75%, 6/1/39                   3,245,418
         5,000,000 BBB/Baa3       Tobacco Settlement Financing Corp., 7.0%, 6/1/41                    5,050,150
                                                                                        $          18,402,376

                                  New York - 10.2%
         3,000,000 NR/NR          Dutchess County Industrial Development Agency Revenue $            2,985,960
         5,000,000 A/A3           Nassau County New York Industrial Development Agency                5,102,000
         6,980,000 BB+/Ba2        New York City Industrial Development Agency, 5.25%, 1               5,409,779
         2,000,000 A/NR           New York City Industrial Development Agency, 5.375%,                2,073,580
         1,000,000 CCC/Caa2       New York City Industrial Development Agency, 6.9%, 8/                  733,190
         3,750,000 BB+/Ba2        New York City Industrial Development Agency, 7.625%,                3,887,100
         3,000,000 NR/NR          New York City Industrial  Development Agency, 7.8%, 1               3,143,400
       10,000,000  AAA/Aaa        New York State Environmental Facilities Corp., 5.0%,              10,291,500
                                                                                        $          33,626,509

                                  North Carolina - 2.1%
       11,245,000  NR/NR          Charlotte North Carolina Special Facilities Revenue,  $            5,341,375
         3,140,000 NR/NR          Charlotte North Carolina Special Facilities Revenue,                1,570,000
                                                                                        $            6,911,375

                                  Ohio - 2.5%
         3,900,000 B/NR           Belmont County Health System Revenue, 5.7%, 1/1/13    $            3,647,748
         1,000,000 B/NR           Belmont County Health System Revenue, 5.8%, 1/1/18                     897,870
         5,000,000 B-/Caa2        Cleveland Airport Special Revenue, 5.375%, 9/15/27                  3,594,500
                                                                                        $            8,140,118

                                  Oklahoma - 1.2%
         2,500,000 BB/NR          Jackson County Memorial Hospital Authority Revenue, 7 $            2,565,150
         1,500,000 B-/Caa2        Tulsa Municipal Airport Transportation Revenue, 7.35%               1,499,145
                                                                                        $            4,064,295

                                  Oregon - 5.0%
         5,900,000 NR/NR          Klamath Falls Electric Revenue, 5.75%, 1/1/13         $            5,991,981
         8,000,000 NR/NR          Klamath Falls Electric Revenue, 6.0%, 1/1/25                        7,976,960
         2,500,000 NR/NR          Western Generation Agency Cogeneration Project Revenu               2,562,550
                                                                                        $          16,531,491

                                  Pennsylvania - 7.0%
         3,000,000 B/B1           Allegheny County Hospital Development Authority Reven $            3,486,210
            500,000B/B1           Allegheny County Hospital Development Authority Reven                  581,035
         1,000,000 BBB-/NR        Clarion County Hospital Authority Revenue, 5.625%, 7/                  931,460
         3,735,000 BB-/NR         Columbia County Hospital Authority Revenue, 5.85%, 6/               3,309,546
         1,250,000 BBB/Ba2        Hazleton Health Services Authority Hospital Revenue,                1,152,525
         3,360,000 NR/Baa3        Montgomery County Higher Education & Health Authority               3,507,336
         1,430,000 BB+/NR         Pennsylvania Economic Development Financing Authority               1,213,226
         1,805,000 BB+/NR         Pennsylvania Economic Development Financing Authority               1,744,767
         2,330,000 BB+/NR         Pennsylvania Economic Development Financing Authority               2,214,618
         1,300,000 B-/B2          Philadelphia Hospitals & Higher Education Facilities                1,041,716
         2,005,000 B/NR           Scranton-Lackawanna Health & Welfare Authority Revenu               1,822,345
         2,245,000 B/NR           Scranton-Lackawanna Health & Welfare Authority Revenu               2,023,486
                                                                                        $          23,028,270

                                  Puerto Rico - 1.7%
         5,000,000 BBB+/Baa2      Puerto Rico Public Finance Corp., 5.75%, 8/1/27       $            5,582,600

                                  Rhode Island - 2.3%
         8,285,000 BBB/Baa3       Tobacco Settlement Financing Corp., 6.25%, 6/1/42     $            7,690,220

                                  South Carolina - 6.0%
 $      1,500,000  B-/NR          Connector 2000 Association Inc., Toll Road Revenue, 5 $            1,111,290
         1,600,000 BBB/NR         Loris Community Hospital District, 5.625%, 1/1/29                   1,563,968
         1,000,000 BBB-/NR        South Carolina Educational Facilities Authority Reven               1,035,190
         8,000,000 BBB/Baa2       South Carolina Jobs Economic Development Authority Re               8,607,600
         3,000,000 NR/NR          South Carolina Jobs Economic Development Authority Re               3,191,340
         4,400,000 BBB/Baa3       Tobacco Settlement Revenue Management, 6.375%, 5/15/3               4,221,052
                                                                                        $          19,730,440

                                  Tennessee - 2.5%
         1,000,000 BBB+/Baa2      Johnson City Health & Educational Facilities Board Ho $            1,184,160
         7,000,000 NR/Baa3        Knox County Health Educational & Housing Facilities B               7,192,990
                                                                                        $            8,377,150

                                  Texas  - 19.3%
       11,300,000  CCC/Caa2       Alliance Airport Authority Special Facilities Revenue $            8,861,912
         8,650,000 BBB/Baa2       Brazos River Authority Pollution Control Revenue, 6.7               9,436,372
         4,000,000 CCC/Caa2       Dallas-Fort Worth International Airport Revenue, 6.0%               3,160,000
       19,280,000  CC/Ca          Dallas-Fort Worth International Airport Revenue, 7.12               9,061,600
         5,500,000 NR/ Aaa        Edgewood Independent School District, 5.0%, 2/15/34                 5,612,365
       10,000,000  B-/Caa2        Houston Texas Airport System Revenue, 6.75%, 7/1/29                 8,618,700
         7,750,000 BBB-/Ba2       Matagorda County Navigation District Number 1 Revenue               7,808,125
         1,620,000 B-/Ca          Nueces River Authority Environmental Improvement Reve               1,395,355
         3,355,000 B-/Ca          Nueces River Authority Environmental Improvement Reve               2,752,408
         1,935,000 NR/Ba1         Panhandle Texas Regional Housing Finance, 8.125%, 3/1               1,970,817
         5,000,000 NR/Baa3        Tomball Hospital Authority, 6.0%, 7/1/25                            5,053,500
                                                                                        $          63,731,154

                                  Virginia  - 2.2%
         5,000,000 AA+/NR         Fairfax County Certificates of Participation, 6.1%, 4 $            5,722,150
         1,555,000 BB/NR          Pocahontas Parkway Association of Virginia Toll Road                1,564,905
                                                                                        $            7,287,055

                                  Washington - 5.0%
       10,000,000  AAA/Aaa        Port Seattle Washington Special Facilities Revenue, 5 $          10,142,200
         5,500,000 NR/NR          Port Seattle Washington Special Facilities Revenue, 7               5,054,555
         1,450,000 BBB/Baa3       Tobacco Settlement Authority Revenue, 6.5%, 6/1/26                  1,451,755
                                                                                        $          16,648,510

                                  Wisconsin  - 0.6%
         1,000,000 NR/NR          Wisconsin State Health & Educational Facilities Autho $               987,760
         1,000,000 NR/NR          Wisconsin State Health & Educational Facilities Autho                  979,890
                                                                                        $            1,967,650

                                  TOTAL TAX-EXEMPT OBLIGATIONS
                                  (Cost $459,682,468)                                   $        469,433,813

    Shares                        TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.7% of Net Assets
         2,368,331                BlackRock Provident Institutional Municipal Fund      $            2,368,331
                                  TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
                                  (Cost $2,368,331)                                     $            2,368,331

                                  TOTAL INVESTMENTS IN SECURITIES - 143.0%
                                  (Cost $462,050,799) (b)(c)                            $        471,802,144
                                  OTHER ASSETS AND LIABILITIES 2.5%                     $            8,091,915
                                  PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING DIVID $      (150,025,890)
                                  NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%  $        329,868,169

            NR     Security not rated by S&P or Moody's.

        (144A)     Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2004 the value of these securities amounted to
                   $3,895,840 or 1.2% of total net assets.

           (a)     Security is in default and is non-income producing.

           (b)     The concentration of investments by type of obligation/market sector is as follows:
                   Insured                                                                           12.5%
                   General Obligation                                                                 1.1
                   Revenue Bonds:
                                       Health Revenue                                                25.4
                                       Airport Revenue                                               13.5
                                        Development Revenue                                          10.4
                                        Pollution Control Revenue                                     8.5
                                        Tobacco Revenue                                               8.5
                                        Transportation Revenue                                        5.7
                                        Power Revenue                                                 3.5
                                        Other                                                         3.1
                                        Housing Revenue                                               2.7
                                        Water Revenue                                                 2.2
                                        Education Revenue                                             1.6
                                        Facilities Revenue                                            1.1
                                        Gaming Revenue                                                0.2%
                                                                                                    100.0


           (c)     At December 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $460,973,242 was as follows:

                   Aggregate gross unrealized gain for all investments in which
                   there is an excess of value over tax cost                            $                     23,443,402

                   Aggregate gross unrealized loss for all investments in which
                   there is an excess of tax cost over value                                                    (12,614,500)
                   Net unrealized gain                                                  $                      10,828,902

                   For financial reporting purposses net unrealized gain on investments was $9,751,345 and cost of investments aggregated $462,050,799



                    Purchases and sales of securities (excluding temporary cash investments) for the period ended
                    December 31, 2004, aggregated $136,099,770 and $138,879,193, respectively.

                    The interest rate swaps outstanding as of December 31, 2004 were as follows:

                                                  Termination           Notional             Fixed              Unrealized
                     Counterparty            Date              Amount (000)          Ra
                         UBS AG               April 5, 2009      $75,000            2.665%          1 month BMA            $742,800



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund
By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2005

* Print the name and title of each signing officer under his or her signature.